Investment Securities (Tables)	12 Months Ended
Dec. 31, 2022
Less than 1 year [member]
Statement [LineItems]
Details of investment securities
(1)	Details of short-term investment securities as of December 31, 2022 and 2021 are as follows:

(In millions of won)
	Category	December 31, 2022		December 31, 2021
Beneficiary certificates	FVTPL	￦	—	5,010

Later than one year [Member]
Statement [LineItems]
Details of investment securities
(2)	Details of long-term investment securities as of December 31, 2022 and 2021 are as follows:

(In millions of won)
	Category	December 31, 2022		December 31, 2021
Equity instruments	FVOCI(*)	￦	1,189,597	1,510,428
	FVTPL		44,440	57,830

			1,234,037	1,568,258
Debt instruments	FVOCI		—	1,177
	FVTPL		176,699	145,643

			176,699	146,820

		￦	1,410,736	1,715,078